Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	BOLT PROJECTS HOLDINGS, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement and accompanying prospectus relate to:(i) the issuance by us of up to 14,583,333 shares (the “Warrant Shares”) of common stock upon the exercise of (x) 5,000,000 outstanding privately placed warrants (the “Private Placement Warrants”) to purchase common stock and (y) 9,583,333 outstanding publicly issued warrants (the “Public Warrants”);(ii) the issuance by us of up to 103,854 shares of common stock to be reserved for issuance upon the exercise of options to purchase shares of common stock;(iii) the resale of up to 21,641,051 outstanding shares of common stock, par value $0.0001 per share (the “common stock”), of Bolt Projects Holdings, Inc. (“Bolt”) by certain registered holders named in the accompanying prospectus in the section titled “Registered Holders” (the “registered holders”);(iv) the resale by certain registered holders of up to 1,678,719 shares of common stock reserved for issuance upon the exercise of options to purchase shares of common stock or settlement of restricted stock unit awards into shares of common stock;(v) the resale by certain registered holders of up to 5,000,000 shares issuable upon the exercise of the Private Placement Warrants; and(vi) the resale by certain registered holders of 5,000,000 of the Private Placement Warrants.
Entity Central Index Key	0001841125
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE